Note 6 - Land, Property and Equipment - Land, Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Balance	$ 3,233
Balance	3,300	$ 3,233
Balance	(3,300)	(3,233)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	4,956	3,530
Additions	306	2,174
Disposition	(162)	(800)
Change in reclamation estimate		6
Impact of foreign currency translation	129	46
Disposition	(162)	(800)
Balance	5,229	4,956
Disposition	162	800
Impact of foreign currency translation	(129)	(46)
Balance	(5,229)	(4,956)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(1,723)
Disposition	162	205
Impact of foreign currency translation	(37)	(22)
Disposition	162	205
Balance	(1,929)	(1,723)
Balance		1,704
Depreciation	331	202
Disposition	(162)	(205)
Impact of foreign currency translation	37	22
Balance	1,929	1,723
Land [member]
Statement Line Items [Line Items]
Balance	1,072
Balance	1,107	1,072
Balance	(1,107)	(1,072)
Land [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	1,072	1,060
Additions	0	0
Disposition	0	0
Change in reclamation estimate		0
Impact of foreign currency translation	35	12
Disposition	0	0
Balance	1,107	1,072
Disposition	(0)	(0)
Impact of foreign currency translation	(35)	(12)
Balance	(1,107)	(1,072)
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(0)
Disposition	0	0
Impact of foreign currency translation	(0)	(0)
Disposition	0	0
Balance	(0)	(0)
Balance		0
Depreciation	0	0
Disposition	0	0
Impact of foreign currency translation	0	0
Balance	0	0
Buildings and camp structures [member]
Statement Line Items [Line Items]
Balance	1,596
Balance	1,486	1,596
Balance	(1,486)	(1,596)
Buildings and camp structures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	2,356	1,163
Additions	0	1,174
Disposition	0	0
Change in reclamation estimate		6
Impact of foreign currency translation	77	13
Disposition	0	0
Balance	2,433	2,356
Disposition	(0)	(0)
Impact of foreign currency translation	(77)	(13)
Balance	(2,433)	(2,356)
Buildings and camp structures [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(760)
Disposition	0	0
Impact of foreign currency translation	(30)	(8)
Disposition	0	0
Balance	(947)	(760)
Balance		674
Depreciation	157	78
Disposition	0	0
Impact of foreign currency translation	30	8
Balance	947	760
Office equipment [member]
Statement Line Items [Line Items]
Balance	13
Balance	11	13
Balance	(11)	(13)
Office equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	212	186
Additions	12	16
Disposition	0	0
Change in reclamation estimate		0
Impact of foreign currency translation	(7)	10
Disposition	0	0
Balance	217	212
Disposition	(0)	(0)
Impact of foreign currency translation	7	(10)
Balance	(217)	(212)
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(199)
Disposition	0	0
Impact of foreign currency translation	7	(4)
Disposition	0	0
Balance	(206)	(199)
Balance		170
Depreciation	14	25
Disposition	0	0
Impact of foreign currency translation	(7)	4
Balance	206	199
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance	403
Balance	368	403
Balance	(368)	(403)
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	548	516
Additions	63	830
Disposition	(162)	(800)
Change in reclamation estimate		0
Impact of foreign currency translation	2	2
Disposition	(162)	(800)
Balance	451	548
Disposition	162	800
Impact of foreign currency translation	(2)	(2)
Balance	(451)	(548)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(145)
Disposition	162	205
Impact of foreign currency translation	(1)	(1)
Disposition	162	205
Balance	(83)	(145)
Balance		255
Depreciation	99	94
Disposition	(162)	(205)
Impact of foreign currency translation	1	1
Balance	83	145
Exploration equipment [Member]
Statement Line Items [Line Items]
Balance	70
Balance	127	70
Balance	(127)	(70)
Exploration equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	316	240
Additions	75	72
Disposition	0	0
Change in reclamation estimate		0
Impact of foreign currency translation	7	4
Disposition	0	0
Balance	398	316
Disposition	(0)	(0)
Impact of foreign currency translation	(7)	(4)
Balance	(398)	(316)
Exploration equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(246)
Disposition	0	0
Impact of foreign currency translation	(3)	(4)
Disposition	0	0
Balance	(271)	(246)
Balance		240
Depreciation	22	2
Disposition	0	0
Impact of foreign currency translation	3	4
Balance	271	246
Vehicles [member]
Statement Line Items [Line Items]
Balance	79
Balance	201	79
Balance	(201)	(79)
Vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	452	365
Additions	156	82
Disposition	0	0
Change in reclamation estimate		0
Impact of foreign currency translation	15	5
Disposition	0	0
Balance	623	452
Disposition	(0)	(0)
Impact of foreign currency translation	(15)	(5)
Balance	(623)	(452)
Vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(373)
Disposition	0	0
Impact of foreign currency translation	(10)	(5)
Disposition	0	0
Balance	(422)	(373)
Balance		365
Depreciation	39	3
Disposition	0	0
Impact of foreign currency translation	10	5
Balance	$ 422	$ 373